Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Operating lease expense	$72,591	$70,527	$83,060
Variable lease expense	25,443	22,562	23,331
Sublease income	(23,379)	(12,578)	(139)
Total operating lease expense	$74,655	$80,511	$106,252

Schedule of Supplemental Cash Flow Information Related To Leases
Supplemental cash flow information related to leases is as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$103,328	$92,076	$74,278
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$7,714	$10,462	$40,866
Decrease in operating lease right-of-use assets due to impairment (See Note 18 for details)	$2,870	$22,618	$131,646

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases is as follows (in thousands, except lease term and discount rate):

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$260,341	$304,505

Operating lease liability, current (included in Accrued liabilities)	87,425	79,221
Operating lease liability, non-current	435,899	512,706
Total operating lease liability	$523,324	$591,927

Weighted-average remaining term for operating leases (in years)	6.11	7.02
Weighted-average discount rate for operating leases	3.99%	3.98%

Schedule of Future Lease Payments under Operating Leases
Future lease payments under operating leases as of December 31, 2025 are as follows (in thousands):

Year Ending December 31,	Operating Leases (2)
2026	$106,560
2027	103,494
2028	100,462
2029	96,845
2030	76,446
Thereafter	110,012
Total future lease payments	593,819
Less: imputed interest	(67,236)
Less: expected tenant improvement allowance	(3,259)
Total (1)	$523,324
(1) Total lease liabilities include liabilities related to operating lease right-of-use assets which were included in the impairment charges as part of the Company’s restructuring efforts. See Note 18 for additional details.
(2) Non-cancelable sublease proceeds for the fiscal years ending December 31, 2026, 2027, 2028, and 2029 of $18.6 million, $18.8 million, $18.8 million, and $12.0 million, respectively, are not included in the table above.